Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
OPERATING ACTIVITIES
Net (loss) income from continuing operations after income tax expense	$ (3,223,468)	$ 1,381,540
Adjustments to reconcile net (loss) income to cash provided by operating activities:
Amortization of right-of-use assets	480,340	490,351
Deferred income tax recovery	249,071	(56,920)
Depreciation and amortization	1,408,976	1,843,366
Foreign exchange gain	(5,788)	(21,670)
Loss (gain) on change in fair value of derivative liability	451,372	(742,483)
Gain on termination of sales-type lease and disposal of licenses	(503,544)	0
Loss on disposal of assets	11,655	0
Impairment loss	1,202,227	20,726
Interest expense	35,210	456,360
Provision to record inventory at net realizable value	0	174,453
Share-based compensation	22,128	209,441
Changes in operating assets and liabilities:
Receivables	209,289	(201,887)
Inventory	1,948,095	(293,553)
Prepaid expenses and deposits	130,489	(108,178)
Accounts payable and accrued liabilities	(1,034,911)	184,662
Income taxes payable	1,983,014	2,866,688
Deferred revenue	207,494	94,068
Lease liabilities	(310,394)	(325,697)
Cash provided by operating activities of continuing operations	3,261,255	5,971,267
Cash provided by (used in) operating activities of discontinued operations	68,599	(71,292)
INVESTING ACTIVITIES
Purchases of property and equipment	(521,579)	(442,285)
Proceeds from termination of sales-type lease and disposal of licenses	400,000	0
Cash used in investing activities of continuing operations	(121,579)	(442,285)
Cash provided by investing activities of discontinued operations	0	51,357
FINANCING ACTIVITIES
Settlement of earn out shares	(575,136)	0
Principal repayments on promissory note payable	(2,026,667)	(6,080,000)
Repayments of convertible promissory notes	0	(40,000)
Interest paid in cash	(51,562)	(505,747)
Cash used in financing activities of continuing operations	(2,653,365)	(6,625,747)
Cash used in financing activities of discontinued operations	(45,551)	(58,150)
Effect of foreign exchange on cash	7,395	(1,361)
Change in cash during the year	516,754	(1,176,211)
Cash beginning of year	1,891,772	3,067,983
Cash end of year	2,408,526	1,891,772
Supplemental disclosure of cash flow information:
Income taxes paid in cash	1,250,150	0
Interest paid in cash	51,562	505,747
Additions in right-of-use assets and lease liabilities	$ 924,105	$ 0